Loans by Facility (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2014 Retail Loans USD ($)	Mar. 31, 2014 Retail Loans INR	Mar. 31, 2013 Retail Loans INR	Mar. 31, 2014 Retail Loans Auto loans USD ($)	Mar. 31, 2014 Retail Loans Auto loans INR	Mar. 31, 2013 Retail Loans Auto loans INR	Mar. 31, 2014 Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2014 Retail Loans Personal loans/Credit card INR	Mar. 31, 2013 Retail Loans Personal loans/Credit card INR	Mar. 31, 2014 Retail Loans Retail Business Banking USD ($)	Mar. 31, 2014 Retail Loans Retail Business Banking INR	Mar. 31, 2013 Retail Loans Retail Business Banking INR	Mar. 31, 2014 Retail Loans Commercial vehicle and construction equipment finance USD ($)	Mar. 31, 2014 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2013 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2014 Retail Loans Housing loans USD ($)	Mar. 31, 2014 Retail Loans Housing loans INR	Mar. 31, 2013 Retail Loans Housing loans INR	Mar. 31, 2014 Retail Loans Other retail USD ($)	Mar. 31, 2014 Retail Loans Other retail INR	Mar. 31, 2013 Retail Loans Other retail INR	Mar. 31, 2014 Wholesale loans USD ($)	Mar. 31, 2014 Wholesale loans INR	Mar. 31, 2013 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 53,804.4	3,228,261.3		2,538,245.8		$ 36,472.3	2,188,337.7	1,729,503.7	$ 6,796.9	407,811.6	365,974.3	$ 5,789.9	347,393.8	289,691.1	$ 8,657.9	519,472.2	399,623.1	$ 4,672.9	280,372.2	274,074.4	$ 3,219.7	193,180.5	168,048.6	$ 7,335.0	440,107.4	232,092.2	$ 17,332.1	1,039,923.6	808,742.1
Less: Allowance for credit losses	710.3	42,613.2	561.6	33,694.2	27,906.9
Total	$ 53,094.1	3,185,648.1		2,504,551.6